Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive (loss)/income [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Non-controlling Interests [Member]
Balance at May. 31, 2023		$ 3,814,788	$ 1,703	$ 1,939,585	$ (59)	$ (27,404)	$ 464,662	$ 1,225,861	$ 3,604,348	$ 210,440
Balance, shares at May. 31, 2023			1,643,162,653
Share repurchase		(62,943)		(62,935)	(8)				(62,943)
Share repurchase, (shares)			(7,839,430)
Vested NES				(12)	12
Vested NES, (shares)			12,191,640
Share-based compensation expenses		122,458		50,672					50,672	71,786
Transfer to statutory reserves							21,091	(21,091)
Net income		325,218						309,591	309,591	15,627
Foreign currency translation adjustment		(51,130)				(49,534)			(49,534)	(1,596)
Unrealized gain (loss) on available-for-sale investments, net of tax effect of US$6,191, US$1,418 and US$50		(18,843)				(18,843)			(18,843)
Purchase of non-controlling interests (Note 2)		(84,465)		(57,357)					(57,357)	(27,108)
Exercise of share options in East Buy		3,931								3,931
Balance at May. 31, 2024		4,049,014	$ 1,703	1,869,953	(55)	(95,781)	485,753	1,514,361	3,775,934	273,080
Balance, shares at May. 31, 2024			1,647,514,863
Share repurchase		(445,495)		(445,417)	$ (78)				(445,495)
Share repurchase, (shares)	[1]		(78,117,530)		78,117,530
Vested NES				(11)	$ 11
Vested NES, (shares)			10,891,280
Share-based compensation expenses		59,933		48,129					48,129	11,804
Transfer to statutory reserves							17,164	(17,164)
Dividends		(98,197)						(98,197)	(98,197)
Net income		375,833						371,716	371,716	4,117
Foreign currency translation adjustment		19,492				19,418			19,418	74
Unrealized gain (loss) on available-for-sale investments, net of tax effect of US$6,191, US$1,418 and US$50		(4,252)				(4,252)			(4,252)
Purchase of non-controlling interests (Note 2)		(15,546)		(5,380)					(5,380)	(10,166)
Exercise of share options in East Buy		12,950								12,950
Balance at May. 31, 2025		3,953,732	$ 1,703	1,467,274	(122)	(80,615)	502,917	1,770,716	3,661,873	291,859
Balance, shares at May. 31, 2025			1,580,288,613
Share repurchase		(230,890)		(230,848)	$ (42)				(230,890)
Share repurchase, (shares)	[2]		(42,388,690)		42,388,690
Cancellation of treasury stock			$ 2		$ 2
Vested NES				(11)	11
Vested NES, (shares)			11,168,860
Share-based compensation expenses		88,466		78,925					78,925	9,541
Transfer to statutory reserves							28,336	(28,336)
Dividends		(189,774)						(188,595)	(188,595)	(1,179)
Net income		516,661						475,172	475,172	41,489
Foreign currency translation adjustment		202,107				190,366			190,366	11,741
Unrealized gain (loss) on available-for-sale investments, net of tax effect of US$6,191, US$1,418 and US$50		3,170				3,170			3,170
Purchase of non-controlling interests (Note 2)		(24,742)		(3,698)					(3,698)	(21,044)
Exercise of share options in East Buy		5,686								5,686
Balance at May. 31, 2026		$ 4,324,416	$ 1,701	$ 1,311,642	$ (151)	$ 112,921	$ 531,253	$ 2,028,957	$ 3,986,323	$ 338,093
Balance, shares at May. 31, 2026			1,549,068,783

[1]	As amended, on August 6, 2024, the Company’s board of directors authorized the repurchase of up to US$700 million of the Company’s common shares through May 31, 2025. During the year ended May 31, 2025, the Company repurchased 7,811,753 ADS on the open market for total consideration of US$445,495. As of May 31, 2025, the Company had repurchased an aggregate of 14,542,010 ADSs for US$700 million from the open market before the Share Repurchase Program expired. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.
[2]	On October 27, 2025, a share repurchase program was approved by the Board of Director, under which the Company may repurchase up to an aggregate of US$300 million of its common shares and/or ADS through May 31, 2026. During the year ended May 31, 2025, the Company repurchased 3,719,979 ADS and 5,188,900 common shares on the open market for total consideration of US$230.9 million. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.